Risk Management and Derivative Instruments - Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification (Detail) - USD ($)
$ in Thousands
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Net recorded fair value	$ 357,060	$ 340,056	$ 9,289
Asset Derivatives, Net recorded fair value	578,153	435,369	48,616
Liability Derivatives, Net recorded fair value	3,300	3,289	9,711
Liability Derivatives, Net recorded fair value	555		6,080
Short-term derivative instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	398,708	378,908	22,604
Asset Derivatives, Netting arrangements	(41,648)	(38,852)	(13,315)
Asset Derivatives, Net recorded fair value	357,060	340,056	9,289
Liability Derivatives, Gross fair value	44,948	42,141	23,026
Liability Derivatives, Netting arrangements	(41,648)	(38,852)	(13,315)
Liability Derivatives, Net recorded fair value	3,300	3,289	9,711
Short-term derivative instruments [Member] | Commodity contracts [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	398,708	378,908	21,759
Liability Derivatives, Gross fair value	41,954	38,852	19,739
Short-term derivative instruments [Member] | Interest rate swaps [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value			845
Liability Derivatives, Gross fair value	2,994	3,289	3,287
Long-term derivative instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	624,008	468,156	83,334
Asset Derivatives, Netting arrangements	(45,855)	(32,787)	(34,718)
Asset Derivatives, Net recorded fair value	578,153	435,369	48,616
Liability Derivatives, Gross fair value	46,410	32,787	40,798
Liability Derivatives, Netting arrangements	(45,855)	(32,787)	(34,718)
Liability Derivatives, Net recorded fair value	555		6,080
Long-term derivative instruments [Member] | Commodity contracts [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	623,998	466,851	83,295
Liability Derivatives, Gross fair value	45,855	32,787	38,495
Long-term derivative instruments [Member] | Interest rate swaps [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	10	$ 1,305	39
Liability Derivatives, Gross fair value	$ 555		$ 2,303